FORM N-SAR-U
                                  ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:             /   /         (a)

or fiscal year ending:                            12/31/98    (b)

Is this a transition report?:(Y/N)                   N
                                                  --------

Is this an amendment to a previous filing?           N
(Y/N)                                             --------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:    First Investors Life Level Premium
                            Variable Life Insurance (Separate
                            Account B)

    B.  File Number:        811-4328

    C.  Telephone Number:
                            (212) 858-8200

2.  A.  Street:             95 Wall Street

    B.  City:  New York     C.  State: New York                D.  Zip  Zip Ext:
                                                               Code:
                                                               10005
    E.  Foreign Country:                                                Foreign
                                                                        Postal
                                                                        Code:

3.      Is this the first filing on this form by Registrant?              N
        (Y/N)                                                     --------------

4.      Is this the last filing on this form by Registrant?               N
        (Y/N)                                                     --------------

5.      Is Registrant a small business investment company
        (SBIC)? (Y/N)                                                     N
                                                                  --------------
        [If answer is "Y" (Yes), complete only items 89 through 110.]

6.      Is Registrant a unit  investment  trust (UIT)?  (Y/N)             Y
        Y [If answer is "Y" (Yes), complete only items 111        --------------
        through [132.]

7.  A.  Is Registrant a series or multiple portfolio company?     --------------
        (Y/N) [If answer is "N" (No), go to item 8.]

    B.  How many separate series or portfolios did Registrant     --------------
        have at the end of the period?

                                                                              ------------------------
                                                                              If filing more than one
           For period ending  12/31/98                                        Page 50, "X" box:  [_]
                              ---------------
                                                                              ------------------------
           File number  811-  4328
                              ---------------

123.  [/]   State the total value of the additional units considered in answering
            item 122 ($000's omitted)                                                 $         42,396
                                      -------------------------------------------     ----------------
124.  [/]   State the total value of units of prior series that were placed in the portfolios of subsequent series during the
            current period (the value of these units is to be measured on
            the date they were placed in the subsequent series) ($000's               $
            omitted)
                      -----------------------------------------------------------     ----------------

125.  [/]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
            principal underwriter and any underwriter which is an
            affiliated person of the principal underwriter during the
            current period solely from the sale of units of all series of
            Registrant ($000's omitted)                                               $          9,500
                                       ------------------------------------------     ----------------

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any, collected on
      units of a prior series placed in the portfolio of a subsequent                 $      0
      series.) ($000's omitted)
                               --------------------------------------------------     ----------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

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
                                                         Number of      Total Assets       Total Income
                                                          Series          ($000's          Distributions
                                                        Investing         omitted         (000's omitted)
                                                        ---------         -------         ---------------

A.       U.S. Treasury direct issue
                                    ----------------    ---------         $ ------          $ ------

B.       U.S. Government agency
                                 -------------------    ---------         $ ------          $ ------


C.       State and municipal tax-free
                                      --------------    ---------         $ ------          $ ------

D.       Public utility debt
                             -----------------------    ---------         $ ------          $ ------

E.       Brokers or dealers debt or debt of brokers'
         or dealers' parent
                             ----------------------     ---------         $ ------          $ ------

F.       All other corporate intermed. &
         long-term debt
                       ----------------------------     ---------         $ ------          $ ------






G.       All other corporate short-term debt
                                            -------     ---------         $ -------         $ ------

H.       Equity securities of brokers or dealers or
         parents of brokers or dealers
                                       ------------     ---------         $ -------         $ ------

I.       Investment company equity securities               1             $ 214,156         $ 11,381
                                              -----     ---------          --------         -------

J.       All other equity securities
                                     --------------     ---------         $ -------         $ ------

K.       Other securities
                          -------------------------     ---------         $ -------         $ ------


L.       Total assets of all series of reg                                  214,156
                                           --------     ---------         $ -------         $ ------

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


                                                                      ------------------------
                                                                      If filing more than one
           For period ending  12/31/98                                Page 50, "X" box:  [  ]
                              ---------------                         ------------------------

           File number  811-  4328
                              ---------------

128.     [/]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
               (Y/N)
                     ---------------------------------------------------------    -------------
                                                                                  Y/N

129.     [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                               ------------------------------     ------------
                                                                                  Y/N
               [If answer is "N" (No), go to item 131.]

130.     [/]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                           ------------------     ------------
                                                                                  Y/N

               [If answer is "N" (No), go to item 131.]

131.     Total expenses  incurred by all series of Registrant during the current
         reporting period ($000's omitted)                                        $ 3,797
                                          ----------------------------------------------------


132.     [/]   List the "811" (Investment  Company Act of 1940) registration number for all Series of  Registrant  that are being  included in this filing

811-                   811-                811-                811-                 811-
    ----------             ----------          ----------          -----------          -----------

811-                   811-                811-                811-                 811-
    ----------             ----------          ----------          -----------          -----------

811-                   811-                811-                811-                 811-
    ----------             ----------          ----------          -----------          -----------



        This report is signed on behalf of the  depositor  in the City and State of New York on the
23rd day of February, 1999.



                                                     FIRST INVESTORS LIFE INSURANCE COMPANY
                                                     Depositor

Witness        /S/ Ada M. Suchow                     By /S/ Richard H. Gaebler
               ----------------------                   ----------------------
               Ada M. Suchow                             Richard H. Gaebler
               Vice President and                        President
               Assistant Secretary
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